GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS	6 Months Ended
Jun. 30, 2014
Gain (Loss) on Disposition of Assets [Abstract]
GAIN ON SALE OF ASSETS
GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS

In March 2014, the Company agreed to a settlement of a claim relating to four Handysize dry bulk carriers which were redelivered in 2012, before the expiry of their charters. The total settlement amount is approximately $30 million, of which approximately $20 million was received in the period and the remaining balance is scheduled to be paid in two installments during 2014. The Company recorded gains of $15.2 million relating to amounts received in the six months ended June 30, 2014.